Property and equipment - Schedule of Expected Amortization Expense for the Next Five Years and Thereafter (Detail) $ in Thousands	Mar. 31, 2023 USD ($)
Property, Plant and Equipment [Abstract]
2023	$ 59
2024	180
2025	180
2026	135
2027	123
Thereafter	411
Amortization expense	$ 1,088